DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value of foreign exchange forward and options	$ 0	$ (461)
Loss recognized in other comprehensive income	$ 2,339	$ 4,402	$ (5,296)
Other comprehensive income (loss)
Balance sheet	“Other comprehensive income (loss)”	“Other comprehensive income (loss)”
Loss recognized in other comprehensive income	$ 2,164	$ (175)
Other receivables and prepaid expenses
Balance sheet	“Other receivables and prepaid expenses”	“Other receivables and prepaid expenses”
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 2,430	$ 0
Other payables and accrued expenses
Balance sheet	Other payables and accrued expenses	Other payables and accrued expenses
Fair value of foreign exchange forward and options	$ 0	$ (461)